Short-term Borrowings and Current Portion of Long-term Debt - Summary of Short-term Borrowings and Current Portion of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Borrowings [abstract]
Commercial paper	$ 901.2	₨ 68,189.2	₨ 109,525.6
Loans from banks/financial institutions	1,255.2	94,975.6	91,247.0
Inter-corporate deposits	6.1	460.0	730.0
Current portion of long-term debt (refer note 22)	2,528.6	191,324.2	150,341.1
Total	$ 4,691.1	₨ 354,949.0	₨ 351,843.7